Goldman Sachs Growth and Income Fund
Goldman Sachs Growth and Income Fund—Summary
Investment Objective
The Goldman Sachs Growth and Income Fund (the “Fund”) seeks long-term capital appreciation and growth of income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 59 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Growth and Income Fund		Class A Shares, Goldman Sachs Growth and Income Fund	Class B Shares, Goldman Sachs Growth and Income Fund	Class C Shares, Goldman Sachs Growth and Income Fund	Institutional Shares, Goldman Sachs Growth and Income Fund	Service Shares, Goldman Sachs Growth and Income Fund	Class IR Shares, Goldman Sachs Growth and Income Fund	Class R Shares, Goldman Sachs Growth and Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Growth and Income Fund		Class A Shares, Goldman Sachs Growth and Income Fund	Class B Shares, Goldman Sachs Growth and Income Fund	Class C Shares, Goldman Sachs Growth and Income Fund	Institutional Shares, Goldman Sachs Growth and Income Fund	Service Shares, Goldman Sachs Growth and Income Fund	Class IR Shares, Goldman Sachs Growth and Income Fund	Class R Shares, Goldman Sachs Growth and Income Fund
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.26%	0.26%	0.26%	0.11%	0.61%	0.26%	0.26%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.26%	0.26%	0.26%	0.11%	0.11%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.21%	1.96%	1.96%	0.81%	1.31%	0.96%	1.46%
Expense Limitation	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Expense Limitation		1.19%	1.94%	1.94%	0.79%	1.29%	0.94%	1.44%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.054% of the Fund's average daily net assets through at least December 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Growth and Income Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Growth and Income Fund		665	911	1,177	1,934
Class B Shares, Goldman Sachs Growth and Income Fund	Assuming complete redemption at end of period	697	913	1,255	2,090	Assuming no redemption	197	613	1,055	2,090
Class C Shares, Goldman Sachs Growth and Income Fund	Assuming complete redemption at end of period	297	613	1,055	2,284	Assuming no redemption	197	613	1,055	2,284
Institutional Shares, Goldman Sachs Growth and Income Fund		81	257	448	1,000
Service Shares, Goldman Sachs Growth and Income Fund		131	413	716	1,577
Class IR Shares, Goldman Sachs Growth and Income Fund		96	304	529	1,176
Class R Shares, Goldman Sachs Growth and Income Fund		147	460	796	1,745

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 60% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 65% of its total assets measured at the time of purchase (“Total Assets”) in equity investments that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend- paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, including preferred and convertible securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was -16.52%. Best Quarter Q3 ’09 +15.28% Worst Quarter Q4 ’08 –20.47%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Growth and Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Growth and Income Fund	Returns Before Taxes		5.35%	(0.07%)	1.91%	5.87%	Feb. 05, 1993
Returns Before Taxes Class B Shares, Goldman Sachs Growth and Income Fund	Returns Before Taxes		5.62%	(0.09%)	1.85%	3.69%	May 01, 1996
Returns Before Taxes Class C Shares, Goldman Sachs Growth and Income Fund	Returns Before Taxes		9.67%	0.31%	1.72%	0.60%	Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Growth and Income Fund	Returns Before Taxes		11.82%	1.45%	2.88%	4.42%	Jun. 03, 1996
Returns Before Taxes Service Shares, Goldman Sachs Growth and Income Fund	Returns Before Taxes		11.38%	0.96%	2.38%	4.03%	Mar. 06, 1996
Returns Before Taxes Class IR Shares, Goldman Sachs Growth and Income Fund	Returns Before Taxes		11.79%			(5.01%)	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Growth and Income Fund	Returns		11.20%			(5.46%)	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Growth and Income Fund	Returns After Taxes on Distributions		5.17%	(0.87%)	1.39%	4.82%	Feb. 05, 1993
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Growth and Income Fund	Returns After Taxes on Distributions and Sale of Fund Shares		3.69%	(0.06%)	1.59%	4.71%	Feb. 05, 1993
Russell 1000 Value Index Class A Shares, Goldman Sachs Growth and Income Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	8.79%	Feb. 05, 1993
Russell 1000 Value Index Class B Shares, Goldman Sachs Growth and Income Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	7.36%	May 01, 1996
Russell 1000 Value Index Class C Shares, Goldman Sachs Growth and Income Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	5.31%	Aug. 15, 1997
Russell 1000 Value Index Institutional Shares, Goldman Sachs Growth and Income Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	7.32%	Jun. 03, 1996
Russell 1000 Value Index Service Shares, Goldman Sachs Growth and Income Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	7.29%	Mar. 06, 1996
Russell 1000 Value Index Class IR Shares, Goldman Sachs Growth and Income Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%			(4.60%)	Nov. 30, 2007
Russell 1000 Value Index Class R Shares, Goldman Sachs Growth and Income Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%			(4.60%)	Nov. 30, 2007
S&P 500 Index Class A Shares, Goldman Sachs Growth and Income Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.02%	Feb. 05, 1993
S&P 500 Index Class B Shares, Goldman Sachs Growth and Income Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	6.43%	May 01, 1996
S&P 500 Index Class C Shares, Goldman Sachs Growth and Income Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.13%	Aug. 15, 1997
S&P 500 Index Institutional Shares, Goldman Sachs Growth and Income Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	6.29%	Jun. 03, 1996
S&P 500 Index Service Shares, Goldman Sachs Growth and Income Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	6.57%	Mar. 06, 1996
S&P 500 Index Class IR Shares, Goldman Sachs Growth and Income Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%			(2.99%)	Nov. 30, 2007
S&P 500 Index Class R Shares, Goldman Sachs Growth and Income Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%			(2.99%)	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Large Cap Value Fund
Goldman Sachs Large Cap Value Fund—Summary
Investment Objective
The Goldman Sachs Large Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 59 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Large Cap Value Fund		Class A Shares, Goldman Sachs Large Cap Value Fund	Class B Shares, Goldman Sachs Large Cap Value Fund	Class C Shares, Goldman Sachs Large Cap Value Fund	Institutional Shares, Goldman Sachs Large Cap Value Fund	Service Shares, Goldman Sachs Large Cap Value Fund	Class IR Shares, Goldman Sachs Large Cap Value Fund	Class R Shares, Goldman Sachs Large Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Large Cap Value Fund	Class A Shares, Goldman Sachs Large Cap Value Fund	Class B Shares, Goldman Sachs Large Cap Value Fund	Class C Shares, Goldman Sachs Large Cap Value Fund	Institutional Shares, Goldman Sachs Large Cap Value Fund	Service Shares, Goldman Sachs Large Cap Value Fund	Class IR Shares, Goldman Sachs Large Cap Value Fund	Class R Shares, Goldman Sachs Large Cap Value Fund
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses	0.22%	0.22%	0.22%	0.07%	0.57%	0.22%	0.22%
Service Fees	none	none	none	none	0.25%	none	none
Shareholder Administration Fees	none	none	none	none	0.25%	none	none
All Other Expenses	0.22%	0.22%	0.22%	0.07%	0.07%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	0.77%	1.27%	0.92%	1.42%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Large Cap Value Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Large Cap Value Fund		663	901	1,158	1,892
Class B Shares, Goldman Sachs Large Cap Value Fund	Assuming complete redemption at end of period	695	903	1,237	2,048	Assuming no redemption	195	603	1,037	2,048
Class C Shares, Goldman Sachs Large Cap Value Fund	Assuming complete redemption at end of period	295	603	1,037	2,243	Assuming no redemption	195	603	1,037	2,243
Institutional Shares, Goldman Sachs Large Cap Value Fund		79	246	428	954
Service Shares, Goldman Sachs Large Cap Value Fund		129	403	697	1,534
Class IR Shares, Goldman Sachs Large Cap Value Fund		94	293	509	1,131
Class R Shares, Goldman Sachs Large Cap Value Fund		145	449	776	1,702

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 76% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. As of November 30, 2011, the capitalization range of the Russell 1000® Value Index was between $107.2 million and $385.5 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest in foreign securities, including securities quoted in foreign currencies.

The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was -17.05%. Best Quarter Q3 ’09 +15.37% Worst Quarter Q4 ’08 -21.77%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Large Cap Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Large Cap Value Fund	Returns Before Taxes		5.92%	0.32%	2.85%	3.48%	Dec. 15, 1999
Returns Before Taxes Class B Shares, Goldman Sachs Large Cap Value Fund	Returns Before Taxes		6.20%	0.30%	2.81%	3.44%	Dec. 15, 1999
Returns Before Taxes Class C Shares, Goldman Sachs Large Cap Value Fund	Returns Before Taxes		10.28%	0.72%	2.66%	3.22%	Dec. 15, 1999
Returns Before Taxes Institutional Shares, Goldman Sachs Large Cap Value Fund	Returns Before Taxes		12.56%	1.87%	3.85%	4.41%	Dec. 15, 1999
Returns Before Taxes Service Shares, Goldman Sachs Large Cap Value Fund	Returns Before Taxes		11.96%	1.37%	3.36%	3.94%	Dec. 15, 1999
Returns Before Taxes Class IR Shares, Goldman Sachs Large Cap Value Fund	Returns Before Taxes		12.32%			(3.84%)	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Large Cap Value Fund	Returns		11.76%			(4.26%)	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Large Cap Value Fund	Returns After Taxes on Distributions		5.82%	(0.17%)	2.31%	2.97%	Dec. 15, 1999
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Large Cap Value Fund	Returns After Taxes on Distributions and Sale of Fund Shares		3.97%	0.24%	2.32%	2.88%	Dec. 15, 1999
Russell 1000 Value Index Class A Shares, Goldman Sachs Large Cap Value Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	3.75%	Dec. 15, 1999
Russell 1000 Value Index Class B Shares, Goldman Sachs Large Cap Value Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	3.75%	Dec. 15, 1999
Russell 1000 Value Index Class C Shares, Goldman Sachs Large Cap Value Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	3.75%	Dec. 15, 1999
Russell 1000 Value Index Institutional Shares, Goldman Sachs Large Cap Value Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	3.75%	Dec. 15, 1999
Russell 1000 Value Index Service Shares, Goldman Sachs Large Cap Value Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	3.75%	Dec. 15, 1999
Russell 1000 Value Index Class IR Shares, Goldman Sachs Large Cap Value Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%			(4.60%)	Nov. 30, 2007
Russell 1000 Value Index Class R Shares, Goldman Sachs Large Cap Value Fund	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%			(4.60%)	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Mid Cap Value Fund—Summary
Investment Objective
The Goldman Sachs Mid Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 59 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Mid Cap Value Fund		Class A Shares, Goldman Sachs Mid Cap Value Fund	Class B Shares, Goldman Sachs Mid Cap Value Fund	Class C Shares, Goldman Sachs Mid Cap Value Fund	Institutional Shares, Goldman Sachs Mid Cap Value Fund	Service Shares, Goldman Sachs Mid Cap Value Fund	Class IR Shares, Goldman Sachs Mid Cap Value Fund	Class R Shares, Goldman Sachs Mid Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Mid Cap Value Fund	Class A Shares, Goldman Sachs Mid Cap Value Fund	Class B Shares, Goldman Sachs Mid Cap Value Fund	Class C Shares, Goldman Sachs Mid Cap Value Fund	Institutional Shares, Goldman Sachs Mid Cap Value Fund	Service Shares, Goldman Sachs Mid Cap Value Fund	Class IR Shares, Goldman Sachs Mid Cap Value Fund	Class R Shares, Goldman Sachs Mid Cap Value Fund
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses	0.22%	0.22%	0.22%	0.07%	0.57%	0.22%	0.22%
Service Fees	none	none	none	none	0.25%	none	none
Shareholder Administration Fees	none	none	none	none	0.25%	none	none
All Other Expenses	0.22%	0.22%	0.22%	0.07%	0.07%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.91%	0.76%	1.26%	0.91%	1.41%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Mid Cap Value Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Mid Cap Value Fund		662	898	1,153	1,881
Class B Shares, Goldman Sachs Mid Cap Value Fund	Assuming complete redemption at end of period	694	900	1,232	2,038	Assuming no redemption	194	600	1,032	2,038
Class C Shares, Goldman Sachs Mid Cap Value Fund	Assuming complete redemption at end of period	294	600	1,032	2,233	Assuming no redemption	194	600	1,032	2,233
Institutional Shares, Goldman Sachs Mid Cap Value Fund		78	243	422	942
Service Shares, Goldman Sachs Mid Cap Value Fund		128	400	692	1,523
Class IR Shares, Goldman Sachs Mid Cap Value Fund		93	290	504	1,120
Class R Shares, Goldman Sachs Mid Cap Value Fund		144	446	771	1,691

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 77% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. As of November 30, 2011, the capitalization range of the Russell Midcap® Value Index was between $107.2 million and $19.3 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may also invest in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –15.65%. Best Quarter Q3 ’09 +19.51% Worst Quarter Q4 ’08 –23.79%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Mid Cap Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Mid Cap Value Fund	Returns Before Taxes		17.51%	3.25%	8.40%	8.04%	Aug. 15, 1997
Returns Before Taxes Class B Shares, Goldman Sachs Mid Cap Value Fund	Returns Before Taxes		18.43%	3.24%	8.35%	8.03%	Aug. 15, 1997
Returns Before Taxes Class C Shares, Goldman Sachs Mid Cap Value Fund	Returns Before Taxes		22.41%	3.65%	8.20%	7.71%	Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Mid Cap Value Fund	Returns Before Taxes		24.85%	4.85%	9.45%	11.46%	Aug. 01, 1995
Returns Before Taxes Service Shares, Goldman Sachs Mid Cap Value Fund	Returns Before Taxes		24.28%	4.33%	8.93%	8.58%	Jul. 18, 1997
Returns Before Taxes Class IR Shares, Goldman Sachs Mid Cap Value Fund	Returns Before Taxes		24.68%			2.00%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Mid Cap Value Fund	Returns		24.06%			26.03%	Jan. 06, 2009
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Mid Cap Value Fund	Returns After Taxes on Distributions		17.44%	2.64%	7.61%	6.79%	Aug. 15, 1997
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Mid Cap Value Fund	Returns After Taxes on Distributions and Sale of Fund Shares		11.46%	2.71%	7.18%	6.47%	Aug. 15, 1997
Russell Midcap Value Index Class A Shares, Goldman Sachs Mid Cap Value Fund	Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.06%	8.55%	Aug. 15, 1997
Russell Midcap Value Index Class B Shares, Goldman Sachs Mid Cap Value Fund	Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.06%	8.55%	Aug. 15, 1997
Russell Midcap Value Index Class C Shares, Goldman Sachs Mid Cap Value Fund	Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.06%	8.55%	Aug. 15, 1997
Russell Midcap Value Index Institutional Shares, Goldman Sachs Mid Cap Value Fund	Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.06%	10.68%	Aug. 01, 1995
Russell Midcap Value Index Service Shares, Goldman Sachs Mid Cap Value Fund	Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.06%	8.66%	Jul. 18, 1997
Russell Midcap Value Index Class IR Shares, Goldman Sachs Mid Cap Value Fund	Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%			0.62%	Nov. 30, 2007
Russell Midcap Value Index Class R Shares, Goldman Sachs Mid Cap Value Fund	Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%			26.73%	Jan. 06, 2009

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Small Cap Value Fund
Goldman Sachs Small Cap Value Fund—Summary
Investment Objective
The Goldman Sachs Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 59 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Small Cap Value Fund		Class A Shares, Goldman Sachs Small Cap Value Fund	Class B Shares, Goldman Sachs Small Cap Value Fund	Class C Shares, Goldman Sachs Small Cap Value Fund	Institutional Shares, Goldman Sachs Small Cap Value Fund.	Service Shares, Goldman Sachs Small Cap Value Fund	Class IR Shares, Goldman Sachs Small Cap Value Fund	Class R Shares, Goldman Sachs Small Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Small Cap Value Fund		Class A Shares, Goldman Sachs Small Cap Value Fund	Class B Shares, Goldman Sachs Small Cap Value Fund	Class C Shares, Goldman Sachs Small Cap Value Fund	Institutional Shares, Goldman Sachs Small Cap Value Fund.	Service Shares, Goldman Sachs Small Cap Value Fund	Class IR Shares, Goldman Sachs Small Cap Value Fund	Class R Shares, Goldman Sachs Small Cap Value Fund
Management Fees		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.23%	0.23%	0.23%	0.08%	0.58%	0.23%	0.23%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.23%	0.23%	0.23%	0.08%	0.08%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.46%	2.21%	2.21%	1.06%	1.56%	1.21%	1.71%
Fee Waiver	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.44%	2.19%	2.19%	1.04%	1.54%	1.19%	1.69%
[1]	The Investment Adviser has agreed to waive a portion of its management fees in order to achieve an effective net management fee rate of 0.96% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least December 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver" have been restated to reflect the fee waiver limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Small Cap Value Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Small Cap Value Fund		689	984	1,302	2,199
Class B Shares, Goldman Sachs Small Cap Value Fund	Assuming complete redemption	722	989	1,383	2,353	Assuming no redemption	222	689	1,183	2,353
Class C Shares, Goldman Sachs Small Cap Value Fund	Assuming complete redemption at end of period	322	689	1,183	2,543	Assuming no redemption	222	689	1,183	2,543
Institutional Shares, Goldman Sachs Small Cap Value Fund.		106	335	583	1,292
Service Shares, Goldman Sachs Small Cap Value Fund		157	491	848	1,855
Class IR Shares, Goldman Sachs Small Cap Value Fund		121	382	663	1,464
Class R Shares, Goldman Sachs Small Cap Value Fund		172	537	926	2,018

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 46% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. As of November 30, 2011, the capitalization range of the Russell 2000® Value Index was between $36.8 million and $3.7 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, it may also invest in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –15.24%. Best Quarter Q2 ’03 +19.97% Worst Quarter Q4 ’08 –24.77%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Small Cap Value Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Small Cap Value Fund	Returns Before Taxes		18.96%	4.11%	9.14%	10.03%	Oct. 22, 1992
Returns Before Taxes Class B Shares, Goldman Sachs Small Cap Value Fund	Returns Before Taxes		19.91%	4.10%	9.08%	8.87%	May 01, 1996
Returns Before Taxes Class C Shares, Goldman Sachs Small Cap Value Fund	Returns Before Taxes		23.92%	4.52%	8.92%	7.55%	Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Small Cap Value Fund.	Returns Before Taxes		26.37%	5.73%	10.21%	8.80%	Aug. 15, 1997
Returns Before Taxes Service Shares, Goldman Sachs Small Cap Value Fund	Returns Before Taxes		25.75%	5.21%	9.66%	8.27%	Aug. 15, 1997
Returns Before Taxes Class IR Shares, Goldman Sachs Small Cap Value Fund	Returns Before Taxes		26.18%			5.00%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Small Cap Value Fund	Returns		25.54%			4.51%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Small Cap Value Fund	Returns After Taxes on Distributions		18.92%	3.08%	8.26%	8.87%	Oct. 22, 1992
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Small Cap Value Fund	Returns After Taxes on Distributions and Sale of Fund Shares		12.37%	3.26%	7.85%	8.48%	Oct. 22, 1992
Russell 2000 Value Index Class A Shares, Goldman Sachs Small Cap Value Fund	Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.41%	11.32%	Oct. 22, 1992
Russell 2000 Value Index Class B Shares, Goldman Sachs Small Cap Value Fund	Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.41%	9.50%	May 01, 1996
Russell 2000 Value Index Class C Shares, Goldman Sachs Small Cap Value Fund	Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.41%	8.02%	Aug. 15, 1997
Russell 2000 Value Index Institutional Shares, Goldman Sachs Small Cap Value Fund.	Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.41%	8.02%	Aug. 15, 1997
Russell 2000 Value Index Service Shares, Goldman Sachs Small Cap Value Fund	Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.41%	8.02%	Aug. 15, 1997
Russell 2000 Value Index Class IR Shares, Goldman Sachs Small Cap Value Fund	Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%			1.84%	Nov. 30, 2007
Russell 2000 Value Index Class R Shares, Goldman Sachs Small Cap Value Fund	Russell 2000® Value Index	(reflects no deduction for fees, expenses or taxes)	24.50%			1.84%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.